Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Stock - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Stock [Line Items]
Allocation of net income, as adjusted	$ (14,161)	$ 525,329	$ 759,659	$ 2,515,907
Basic and diluted weighted average stock outstanding	3,096,262	17,250,000	10,134,032	16,011,050		16,635,616
Basic and diluted net income per share of common stock	$ 0	$ 0.03	$ 0.08	$ 0.16		$ 0.23
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Stock [Line Items]
Allocation of net income, as adjusted	$ (19,556)	$ 131,332	$ 325,568	$ 668,786
Basic and diluted weighted average stock outstanding	4,312,500	4,312,500	4,312,500	4,312,500	3,750,000	4,312,500
Basic and diluted net income per share of common stock	$ 0	$ 0.03	$ 0.08	$ 0.16		$ 0.24